Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Common Stock subject to possible redemption [Member]
Numerator:
Allocation of net income	$ 315,258	$ 2,452,708	$ 3,685,352
Denominator:
Basic and diluted weighted average shares outstanding			4,209,836
Basic and diluted net income per common share	$ 0.03	$ 0.23	$ 0.88
Common Stock not subject to possible redemption [Member]
Numerator:
Allocation of net income	$ 83,970	$ 653,292	$ 2,402,009
Denominator:
Basic and diluted weighted average shares outstanding			2,743,852
Basic and diluted net income per common share	$ 0.03	$ 0.23	$ 0.88